SHARE CAPITAL - Summary of Granted Restricted Share Units (Detail)	9 Months Ended
Sep. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	693,809
August 20, 2021 RSUs A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	August 20, 2021 RSUs A
Vesting conditions	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date
Number of RSUs	330,000
August 20, 2021 RSUs C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	August 20, 2021 RSUs C
Vesting conditions	RSUs vested immediately
Number of RSUs	8,059
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	338,059